Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION
1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
—Homology Medicines, Inc. (the “Company” or “Homology”) is a clinical-stage genetic medicines company historically focused on transforming the lives of patients suffering from rare diseases by addressing the underlying cause of the disease with one-time
gene therapy and gene editing treatments. The Company was founded in March 2015 as a Delaware corporation. Its principal offices are in Bedford, Massachusetts.
On July 27, 2023, the Company announced that it had completed a review of its business and the Company’s Board of Directors had approved a plan to explore, review and evaluate a range of potential strategic options available to the Company, including, without limitation, an acquisition, merger, reverse merger, sale of assets, strategic partnerships or other transactions. Based on the current financing environment and the Company’s anticipated clinical development timeline for its lead program,
HMI-103,
the Company also announced that it was stopping further development of its programs and reduced its workforce by 86% in an effort to significantly reduce its ongoing operating costs as it evaluates strategic alternatives. The workforce reduction was substantially completed in the third quarter of 2023 (see Note 8).
On March 9, 2023, the Company filed a Registration Statement on Form
S-3
(File
No. 333-270414)
(the “Shelf”) with the SEC in relation to the registration of up to an aggregate of $250.0 million of its common stock, preferred stock, debt securities, warrants and/or units of any combination thereof for a period up to three years from the date of the filing. The Shelf became effective on March 17, 2023. The Company also simultaneously entered into a sales agreement with TD Cowen, as sales agent, providing for the offering, issuance and sale by the Company of up to an aggregate of $
75.0 million of its common stock from time to time in
“at-the-market”
offerings under the Shelf (the “ATM”). The Company did not sell any shares of common stock under the ATM during the nine months ended September 30, 2023. As of September 30, 2023, there remained $75.0 million of common stock available for sale under the ATM.
On March 10, 2022, the Company closed a transaction with Oxford Biomedica plc (“Oxford”), to establish a new adeno-associated virus (“AAV”) vector manufacturing company, Oxford Biomedica
(US) LLC
(“OXB
(US) LLC
”) that provides AAV vector process development and manufacturing services to biotechnology companies. Under the terms of the agreement, the Company contributed its manufacturing team of 125 employees, manufacturing facility and equipment, manufacturing-related intellectual property and know-how
and certain other assets. Oxford paid the Company $
130.0
 million of upfront cash and invested $
50.0
 million of cash to fund OXB
(US) LLC
in exchange for an
80
 percent ownership interest, while Homology retained a
20
 percent ownership interest in the new company and received a put option on this ownership position (see Note 5).
Since its inception and until recently, the Company devoted substantially all of its resources to recruiting personnel, developing its technology platform and advancing its pipeline of product candidates through discovery, preclinical and clinical trials, developing and implementing manufacturing processes, building out manufacturing and research and development space, and maintaining and building its intellectual property portfolio. The Company is subject to a number of risks similar to those of other companies conducting high-risk, early-stage research and development of product candidates. Principal among these risks are dependency on key individuals and intellectual property, competition from other products and companies, and the technical and regulatory risks associated with the successful research, development and manufacturing of its product candidates.

To date, the Company has not generated any revenue from product sales and does not expect to generate any revenue from the sale of product in the foreseeable future. Through September 30, 2023, the Company has financed its operations primarily through public offerings of its common stock, the issuance of convertible preferred stock, and with proceeds from its transaction with Oxford (see Note 5), its collaboration and license agreement with a former collaboration partner and its private placement with Pfizer (see Note 12). During the nine months ended September 30, 2023, the Company incurred a loss from operations of $96.8 million and as of September 30, 2023, the Company had $526.0 million in accumulated deficit.
The Company has incurred and expects to continue to incur costs and expenditures in connection with the process of evaluating strategic alternatives. There can be no assurance, however, that the Company will be able to successfully consummate any particular strategic transaction. The process of evaluating strategic options has been and may continue to be costly, time-consuming and complex and the Company may incur significant costs related to this continued evaluation, such as legal, accounting and advisory fees and expenses and other related charges.
Based on current projections, management believes that the Company’s existing cash and cash equivalents and short-term investments as of September 30, 2023 will enable the Company to continue its operations for at least one year from the date of this filing. However, due to the consideration of certain qualitative factors, including the discontinuation of all clinical trials and research activities, as well as the Company’s workforce reduction of all but a few custodial employees, management has concluded there is substantial doubt regarding the Company’s ability to continue as a going concern for more than twelve months from the issuance date of the unaudited condensed consolidated financial statements for the period ended September 30, 2023. These financial statements do not include any adjustments that might result from the outcome of this uncertainty. Should the Company resume the development of product candidates, it would need to obtain substantial additional funding in connection with continuing operations, particularly as the Company resumes its preclinical activities and clinical trials for its product candidates. There can be no assurance that the Company will be able to o
btain sufficient capital to cover its costs on acceptable terms, if at all.
Basis of Presentation
— The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. However, the Company believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022, included in the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2022, included elsewhere in this proxy/registration statement.
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments which are necessary for a fair statement of the Company’s financial position as of September 30, 2023, and consolidated results of operations for the three and nine months ended September 30, 2023 and 2022, and cash flows for the nine months ended September 30, 2023 and 2022. Such adjustments are of a normal and recurring nature. The results of operations for the three and nine months ended September 30, 2023 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2023.

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
—Homology Medicines, Inc. (the “Company”) is a clinical-stage genetic medicines company dedicated to transforming the lives of patients suffering from rare diseases by addressing the underlying cause of the disease with one-time
gene therapy and gene editing treatments. The Company was founded in March 2015 as a Delaware corporation. Its principal offices are in Bedford, Massachusetts.
Since its inception, the Company has devoted substantially all of its resources to recruiting personnel, developing its technology platform and advancing its pipeline of product candidates through discovery, preclinical and clinical trials, developing and implementing manufacturing processes, building out manufacturing and research and development space, and maintaining and building its intellectual property portfolio. The Company is subject to a number of risks similar to those of other companies conducting high-risk, early-stage research and development of product candidates. Principal among these risks are dependency on key individuals and intellectual property, competition from other products and companies, and the technical and regulatory risks associated with the successful research, development and manufacturing of its product candidates. The Company’s success is dependent upon its ability to continue to raise additional capital in order to fund ongoing research and development, conduct clinical trials, obtain regulatory approval of its products, further expand access to manufacturing capacity, successfully commercialize its products, generate revenue, meet its obligations, and, ultimately, attain sustainable profitable operations.
On March 10, 2022, the Company closed a transaction with Oxford Biomedica plc (“Oxford”), to establish a new adeno-associated virus (“AAV”) vector manufacturing company, Oxford Biomedica (US) LLC (“OXB (US) LLC”) that provides AAV vector process development and manufacturing services to biotechnology companies. Under the terms of the agreement, the Company contributed its manufacturing team of 125 employees, manufacturing facility and equipment, manufacturing-related intellectual property and know-how
and certain other assets. Oxford paid the Company
$
130.0
 million of upfront cash and invested $
50.0
 million of cash to fund OXB
(US) LLC

in exchange for an
80
 percent ownership interest, while Homology retained a
20
 percent ownership interest in the new company and received a put option on this ownership position (see Note 6)
.
On April 6, 2021, the Company completed a
follow-on
public offering of its common stock. The Company sold 6,596,306 shares of its common stock at a price of $7.58 per share and received net proceeds of $49.7 million, after deducting offering expenses of $0.3 million. Under the terms of the underwriting agreement, the Company also granted the underwriter an option exercisable for 30 days to purchase up to an additional 989,445 shares of its common stock at a price of $7.58 per share. The underwriters did not exercise this option. The offering closed on April 9, 2021. The shares were sold pursuant to the Company’s effective shelf registration statement on Form
S-3,
as amended, and a related prospectus supplement filed with the Securities and Exchange Commission (“SEC”) on April 8, 2021.
On March 12, 2020, the Company filed a Registration Statement on Form
S-3
(File
No. 333-237131)
(as amended, the “Shelf”) with the SEC in relation to the registration of common stock, preferred stock, debt securities, warrants and/or units of any combination thereof for a period up to three years from the date of the filing. The Shelf became effective on March 12, 2020. The Company also simultaneously entered into a sales agreement with Cowen and Company, LLC (“TD Cowen”), as sales agent, providing for the offering, issuance and sale by the Company of up to an aggregate of $
150.0 million of its common stock from time to time in
“at-the-market”
offerings under the Shelf (the “ATM”). In connection with the filing of certain post-effective amendments to the Shelf, the sales agreement prospectus supplement now covers the offering, issuance and sale by the Company of up to an aggregate of $148.4 million of its common stock. The Company did not sell any shares of common stock under the Sales Agreement during the during the year ended December 31, 2022. As of December 31, 2022, there remained $148.4 million of common stock available for sale under the ATM. The Shelf will expire and no longer be effective, and accordingly will not be available for use for ATM offerings under the Sales Agreement, after March 12, 2023.
To date, the Company has not generated any revenue from product sales and does not expect to generate any revenue from the sale of product in the foreseeable future. Through December 31, 2022, the Company has financed its operations primarily through public offerings of its common stock, the issuance of convertible preferred stock, and with proceeds from its from its transaction with Oxford (see Note 6), its collaboration and license agreement with Novartis Institutes of BioMedical Research, Inc. (“Novartis”) (see Note 10) and its private placement with Pfizer (see Note 15). During the year ended December 31, 2022, the Company incurred a loss from operations of $133.3 million and as of December 31, 2022, had $429.1 million in accumulated deficit. The Company expects to incur additional operating losses and negative operating cash flows for the foreseeable future.
Based on current projections, management believes that cash and cash equivalents and short-term investments as of December 31, 2022 will enable the Company to continue its operations for at least one year from the date of this filing. In the absence of a significant source of recurring revenue, the continued viability of the Company beyond that point is dependent on its ability to continue to raise additional capital to finance its operations. There can be no assurance that the Company will be able to obtain sufficient capital to cover its costs on acceptable terms, if at all.
Basis of Presentation
—The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.